RECLAMATION AND CLOSURE COST PROVISIONS - Schedule of Detailed Information about Reclamation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	$ 142,146	$ 134,980
Acquisition		13,094
Change in estimates	67,204	15,512
Disposals	(14,129)
Reclamation expenditures	(4,598)	(9,434)
Accretion	11,571	7,203
Foreign exchange	11,221	(17,384)
Reclassified to liabilities relating to assets held for sale	(54,644)
Ending balance	234,303	142,146
Current	4,516	11,972
Non-current	229,787	130,174
Reclamation Obligations	234,303	142,146
Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		(1,825)
Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	75,532
Canada
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	44,482	28,833
Acquisition		13,094
Change in estimates	31,737	14,492
Disposals	0
Reclamation expenditures	(1,942)	(8,138)
Accretion	2,089	1,197
Foreign exchange	2,082	(3,171)
Reclassified to liabilities relating to assets held for sale	0
Ending balance	88,359	44,482
Reclamation Obligations	88,359	44,482
Canada | Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		(1,825)
Canada | Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	9,911
United States
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	35,666	32,458
Acquisition		0
Change in estimates	(1,558)	1,941
Disposals	(14,129)
Reclamation expenditures	0	0
Accretion	1,685	1,267
Foreign exchange	0	0
Reclassified to liabilities relating to assets held for sale	0
Ending balance	35,582	35,666
Reclamation Obligations	35,582	35,666
United States | Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		0
United States | Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	13,918
Nicaragua
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	0	0
Acquisition		0
Change in estimates	7,329	0
Disposals	0
Reclamation expenditures	(755)	0
Accretion	1,282	0
Foreign exchange	0	0
Reclassified to liabilities relating to assets held for sale	0
Ending balance	59,559	0
Reclamation Obligations	59,559	0
Nicaragua | Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		0
Nicaragua | Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	51,703
Mexico
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	22,800	28,576
Acquisition		0
Change in estimates	20,147	(3,192)
Disposals	0
Reclamation expenditures	0	(377)
Accretion	3,329	2,466
Foreign exchange	4,527	(4,673)
Reclassified to liabilities relating to assets held for sale	0
Ending balance	50,803	22,800
Reclamation Obligations	50,803	22,800
Mexico | Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		0
Mexico | Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	0
Brazil
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	39,198	45,113
Acquisition		0
Change in estimates	9,549	2,271
Disposals	0
Reclamation expenditures	(1,901)	(919)
Accretion	3,186	2,273
Foreign exchange	4,612	(9,540)
Reclassified to liabilities relating to assets held for sale	(54,644)
Ending balance	0	39,198
Reclamation Obligations	0	39,198
Brazil | Green stone Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition		$ 0
Brazil | Calibre Acquisition
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Acquisition	$ 0